Note 11 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 670,165	$ 702,515
Cost of sales	537,873	569,921
Gross margin	132,292	132,594
Administrative, selling and operating expenses	138,272	107,172
Operating loss	(5,980)	25,422
Finance costs	(23,546)	(16,313)
Change in fair value of derivative instruments and other	(241,999)	(68,441)
Other income (loss)	(740)	(13)
Profit from discontinued operations before the undernoted	(277,564)	(33,462)
PROFIT FROM DISCONTINUED OPERATIONS	(5,189)	22,605
Cash and cash equivalents	2,531	42,084	$ 9,927	$ 48,861
Current trade and other receivables	456,962		672,615
Income taxes recoverable	17,009		18,973
Other current assets	127,555		169,240
	693,562		1,022,258
Property and equipment	37,980		25,862
Intangible assets	452,393		472,656
Other non-current assets	45,388		49,512
ASSETS CLASSIFIED AS HELD FOR SALE	237,813		8,971
Trade and other payables	527,550		714,110
Other current liabilities	4,077
	751,567		893,254
Other non-current liabilities	72,030		61,339
LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	244,663		$ 5,200
Disposition of businesses in Germany, Ireland, and Japan [member]
Statement Line Items [Line Items]
Profit from discontinued operations before the undernoted	(5,299)	25,883
Provision for income taxes	(110)	3,278
PROFIT FROM DISCONTINUED OPERATIONS	(5,189)	22,605
Cash inflow from operating activities	872	30,969
Cash outflow from investing activities	(1,734)	(2,661)
Cash outflow from financing activities	(18,669)	(23,614)
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Sales	168,113	173,942
Cost of sales	152,410	153,004
Gross margin	15,703	20,938
Administrative, selling and operating expenses	38,123	26,871
Operating loss	(22,420)	(5,933)
Finance costs	(1,358)	(27)
Change in fair value of derivative instruments and other	17,600	31,885
Other income (loss)	879	$ (42)
Cash and cash equivalents	12,589
Current trade and other receivables	161,327
Income taxes recoverable	2,623
Other current assets	38,481
	215,020
Property and equipment	3,426
Intangible assets	18,757
Other non-current assets	610
Trade and other payables	184,687
Deferred revenue	32,538
Other current liabilities	23,559
	240,784
Other non-current liabilities	$ 3,879